OIL AND GAS PROPERTIES (Details Narrative)	12 Months Ended
Dec. 31, 2024
Debolt Elkton Formations [Member]
Oil and Gas, Delivery Commitment [Line Items]
Overriding royalty percentage	2.50%
Annual lease fees percent	50.00%
Reno Area [Member]
Oil and Gas, Delivery Commitment [Line Items]
Overriding royalty percentage	2.50%
Cadotte Central [Member]
Oil and Gas, Delivery Commitment [Line Items]
Overriding royalty percentage	2.50%
Annual lease fees percent	50.00%
Peace River Area [Member]
Oil and Gas, Delivery Commitment [Line Items]
Remaining terms of leases	All the Company’s lease interests in the Peace River area are subject to royalties payable to the government of the Province of Alberta. The royalty is calculated using a revenue-less-cost formula. In years prior to the recovery of the project’s capital investment, the royalty is 1% of gross revenue. Once the project costs have been recovered, the royalty is the greater of 1% of gross revenue or 25% of net revenue.